Short-term debt	12 Months Ended
Jun. 30, 2026
Short-term debt.
Short-term debt
15	Short-term debt

		2026	2025
for the year ended 30 June	Note	Rm	Rm
Short-term debt		1 148	666
Short-term portion of
long-term debt¹	13	24 500	14 091
lease liabilities	14	1 754	2 183
		27 402	16 940
1	In addition to the US$750m convertible bond classified as a current liability since 2025, the short-term portion includes the US$650 million bond (R10,7 billion) payable in September 2026 as well as a portion of the DMTN (R1,2 billion) repayable in October 2026 (refer to note 13).